Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000171065 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171065 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000171065 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000172198 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000172198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172198 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000172198 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172198 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172198 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172198 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172198 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172198 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172198 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000172198 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000172198 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172198 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000172198 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000172198 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000172241 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172241 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000172241 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000172241 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000196949 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000196949 [Member] | BAHRAIN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000196949 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.70%
C000196949 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000196949 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	5.90%
C000196949 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	4.10%
C000196949 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000196949 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000196949 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000196949 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000196949 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000196949 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000196949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200807 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000200807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000200807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000200807 [Member] | Hotels [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000200807 [Member] | Office [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000200807 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000200807 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000200807 [Member] | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000200807 [Member] | Storage [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000200807 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000200807 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000205212 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000205212 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000205212 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000205212 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000205212 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000205212 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000205212 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205212 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205215 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000205215 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000205215 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000205215 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000205215 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205215 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205215 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205216 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000205216 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000205216 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000205216 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000205216 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205216 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000206281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000206281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000206281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000206281 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000206281 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000206281 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000206281 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000206281 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000206281 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000206281 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000206281 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000206281 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000206281 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000206282 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
C000206282 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000206282 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000206282 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000206282 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000206282 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206282 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000206282 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000225677 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000225677 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000225677 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225677 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000225677 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000225677 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000225677 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225677 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000225677 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000229632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000229632 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229632 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000229632 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000229632 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000229632 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000229632 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229632 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000231436 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000231436 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	48.20%
C000231436 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000231436 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231436 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000231436 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000231436 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000231436 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000231439 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000231439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000231439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000231439 [Member] | Hotels [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231439 [Member] | Office [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000231439 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000231439 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231439 [Member] | Storage [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000231439 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000231439 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000231439 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240901 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000240901 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000240902 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000240902 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000240903 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000240903 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000241196 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000241196 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000241196 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000241196 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000241196 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000241196 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000241196 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000241197 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000241197 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000241197 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000241197 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000241197 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000241197 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000241197 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000241198 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000241198 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000241198 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000241198 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000241198 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000241198 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000244901 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000244901 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000244901 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000244901 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000244901 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000244901 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000244901 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000244901 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000255145 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000255145 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000255145 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.40%
C000255145 [Member] | Other each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000257464 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000257464 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000257464 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000257464 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000257464 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000257464 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000257464 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000260023 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000260023 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000260023 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000260023 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%
C000260023 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000260023 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000260023 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000260023 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000260023 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000260023 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000263971 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000263971 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000263971 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000263971 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000263971 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000263971 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000263971 [Member] | One calendar day [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000271702 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000271702 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000271702 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000271702 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000271702 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000271702 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000271702 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000271703 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000271703 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000271703 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000271703 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000271703 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000271703 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%

[1]	Amount rounds to less than 0.1%.
[2]	Amount rounds to less than 0.1%.